JPMorgan Small Cap Value Portfolio Expense Example - JPMorgan Small Cap Value Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	1,087
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	618
Expense Example, with Redemption, 10 Years	$ 1,377